Earnings Per Share (Diluted Earnings Per Share) (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Profit for the period attributable to equity holders of the Company	£ 14,507	£ 696
Weighted average number of shares outstanding (in shares)	54,831,134	52,848,507
Diluted by: options in issue and contingently issuable shares (in shares)	2,019,156	2,814,613
Weighted average number of shares outstanding (diluted) (in shares)	56,850,290	55,663,120
Earnings per share - diluted (in gbp per share)	£ 0.26	£ 0.01